Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Available-for-sale securities reserve
Opening balance	$ 0	$ 0	$ 37
Impact on adoption of AASB 9			(37)
Net gains/(losses) from changes in fair value	0	0	0
Closing balance		0	0
Debt securities at FVOCI reserve
Opening balance	(22)	59
Impact on adoption of AASB 9			33
Net gains/(losses) from changes in fair value	(140)	(111)	64
Loss allowance on debt securities measured at FVOCI	1
Income tax effect	42	33	(21)
Transferred to income statement	(28)	(4)	(25)
Income tax effect	8	1	7
Exchange differences	3		(1)
Closing balance	(142)	(22)	59
Equity securities at FVOCI reserve
Opening balance	17	7
Impact on adoption of AASB 9			6
Net gains/(losses) from changes in fair value	(18)	10	1
Closing balance	(1)	17	7
Share-based payment reserve
Opening balance	1,642	1,604	1,534
Share-based payment expense	60	38	70
Closing balance	1,702	1,642	1,604
Cash flow hedge reserve
Opening balance	(129)	(204)	(125)
Net gains/(losses) from changes in fair value	145	(11)	(192)
Income tax effect	(43)	4	56
Cash flow hedging instruments	128	117	80
Income tax effect	(37)	(35)	(23)
Closing balance	64	(129)	(204)
Foreign currency translation reserve
Opening balance	(179)	(306)	(351)
Exchange differences on translation of foreign operations (net of associated hedges)	707	(112)	423
Gains/losses on net investment hedges	(442)	239	(368)
Transferred to income statements			(10)
Closing balance	86	(179)	(306)
Other reserves
Opening balance	(18)	(19)	(18)
Transactions with owners	(3)	1	(1)
Closing balance	(21)	(18)	(19)
Total other reserves	$ 1,688	$ 1,311	$ 1,141